Commitments (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Sugarcane agricultural partnership agreement [Member]
LegalEntityLineItems [Line Items]
Operating lease	R$ 2,686	R$ 3,407	R$ 1,017